SPDR(R) Russell Small Cap Completeness ETF
SPDR® Russell Small Cap Completeness® ETF (formerly, SPDR Dow Jones Mid Cap ETF)
INVESTMENT OBJECTIVE
The SPDR Russell Small Cap Completeness ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid to small capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies, such as business development companies (“BDCs”). BDC expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by the Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR(R) Russell Small Cap Completeness ETF
MANAGEMENT FEES	[1]	0.10%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1][2]	none
OTHER EXPENSES	[1]	none
ACQUIRED FUND FEES AND EXPENSES	[1][3]	0.06%
TOTAL ANNUAL FUND OPERATING EXPENSES	[1][3]	0.16%
[1]	Expense information has been restated to reflect current fees.
[2]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2013.
[3]	"Acquired Fund Fees and Expenses" are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR(R) Russell Small Cap Completeness ETF	16	52	90	205

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Russell Small Cap Completeness Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index measures the performance of the Russell 3000® Index companies including BDCs but excluding S&P 500® constituents. The Index is constructed to provide a comprehensive and unbiased barometer of the extended broad market beyond the S&P 500 exposure. The Index is completely reconstituted annually to ensure new and growing equities are reflected. As of June 30, 2013, the Index was comprised of 2,427 securities.

The Index is sponsored by Russell Investment Group (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
PASSIVE STRATEGY/INDEX RISK:  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK:  While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL CAP RISK:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

MID CAP RISK:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

EQUITY INVESTING RISK:  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK:  The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)
[1]	As of September 30, 2012, the Fund’s Calendar Year-To-Date return was 12.84%.

Highest Quarterly Return: 22.89% (Q3 2009) Lowest Quarterly Return: -25.80% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance prior to July 9, 2013 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
SPDR(R) Russell Small Cap Completeness ETF	(0.83%)	2.95%	5.22%	Nov. 08, 2005
SPDR(R) Russell Small Cap Completeness ETF RETURN AFTER TAXES ON DISTRIBUTIONS	(1.10%)	2.41%	4.69%	Nov. 08, 2005
SPDR(R) Russell Small Cap Completeness ETF RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(0.35%)	2.31%	4.32%	Nov. 08, 2005
SPDR(R) Russell Small Cap Completeness ETF RUSSELL SMALL CAP COMPLETENESS INDEX (reflects no deduction for fees, expenses or taxes)	(3.92%)	1.40%	6.14%	Nov. 08, 2005
SPDR(R) Russell Small Cap Completeness ETF DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX (reflects no deduction for fees, expenses or taxes)	(0.67%)	3.05%	5.35%	Nov. 08, 2005